Organization and principal activities (Financial Information of the Company's VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets
Cash and cash equivalents	$ 91,746			¥ 179,658	¥ 594,312	$ 143,541	¥ 929,829	¥ 31,365
Accounts receivable	53,798				348,494		204,541
Amounts due from related parties	1,652				10,702		16,277
Prepayments and other current assets	51,008				330,420		¥ 189,424
Deferred tax assets	510				3,304
Total current assets	198,714				1,287,232		¥ 1,344,071
Non-current assets
Equity investments	14,559				94,308		26,801
Prepayments and other non-current assets	4,601				29,802		46,256
Available-for-sale securities	12,970				84,016		19,852
Property and equipment, net	2,612				16,917		15,901
Intangible assets, net	73,562				476,521		¥ 97,505
Deferred tax assets	157				1,020
Total non-current assets	117,752				762,773		¥ 206,315
Total assets	316,466				2,050,005		1,550,386
Current liabilities
Short-term bank loans	(16,981)				(110,000)		(20,000)
Deferred revenue	(11,041)				(71,524)		(41,411)
Accruals and other current liabilities	(10,529)				(68,202)		(47,286)
Accounts payable	(32,731)				(212,023)		(182,663)
Income tax payable	(5,703)				(36,941)		(5,781)
Amounts due to related parties	(2,161)				(14,000)		(18,706)
Total current liabilities	(79,146)				(512,690)		¥ (315,847)
Deferred government subsidies	(1,502)				(9,730)
Total liabilities	(93,228)				(603,912)		¥ (342,852)
Revenues	252,945	¥ 1,638,525	¥ 984,153	246,568
Net (loss)/ income	7,084	45,888	(16,701)	27,845
Net cash provided by operating activities	14,017	90,920	20,544	57,693
Net cash used in investing activities	(81,139)	(525,603)	(178,613)	(6,806)
Net cash (used in)/provided by financing activities	$ 11,964	77,492	913,906	100,762
VIEs [Member]
Current assets
Cash and cash equivalents					116,937		56,324
Accounts receivable					340,782		204,818
Amounts due from related parties					10,354		16,277
Prepayments and other current assets					260,969		¥ 178,955
Deferred tax assets					3,304
Total current assets					732,346		¥ 456,374
Non-current assets
Equity investments					78,871		11,498
Prepayments and other non-current assets					10,106		¥ 4,062
Available-for-sale securities					8,000
Property and equipment, net					16,565		¥ 15,888
Intangible assets, net					139,643		¥ 82,513
Deferred tax assets					1,020
Total non-current assets					254,205		¥ 113,961
Total assets					986,551		570,335
Current liabilities
Short-term bank loans					(110,000)		(20,000)
Deferred revenue					(68,044)		(41,411)
Accruals and other current liabilities					(65,546)		(40,897)
Accounts payable					(127,367)		¥ (163,072)
Income tax payable					(29,685)
Amounts due to related parties					(14,000)		¥ (10,000)
Amounts due to other subsidiaries in the Group					(150,188)		(121,417)
Total current liabilities					(564,830)		¥ (396,797)
Deferred government subsidies					(9,730)
Total liabilities					(574,560)		¥ (396,797)
Net assets					¥ 411,991		¥ 173,538
Revenues		1,627,684	984,026	246,508
Net (loss)/ income		134,614	4,011	(872)
Net cash provided by operating activities		105,597	59,165	71,758
Net cash used in investing activities		(134,984)	(93,600)	(11,963)
Net cash (used in)/provided by financing activities		¥ 90,000	¥ 20,000	¥ (743)